Acquisition of Divested Products from the Watson/Actavis Merger (Watson/Actavis Divestiture Products [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Watson/Actavis Divestiture Products [Member]
Business Acquisition [Line Items]
Business Acquisition Disclosure
Acquisition of Divested Products from the Watson/Actavis Merger:

In connection with the merger of Watson Pharmaceuticals, Inc. (“Watson”) and Actavis Group (“Actavis”) on November 6, 2012, (the “Watson/Actavis Merger”), Par acquired the U.S. marketing rights to five generic products that were marketed by Watson or Actavis, as well as eight Abbreviated New Drug Applications (“ANDA”) awaiting regulatory approval and a generic product in late-stage development for $110,000 thousand. Par also acquired a number of supply agreements each with a term of three years. The purchase price was paid in cash and funded from our cash on hand.
The acquisition was accounted for as a business combination and a bargain purchase under FASB ASC 805, "Business Combinations". The purchase price of the acquisition was allocated to the assets acquired, with the excess of the fair value of assets acquired over the purchase price recorded as a gain. The gain was mainly attributed to the FTC mandated divestiture of products by Watson and Actavis in conjunction with the approval of the related merger. ASC 805 requires, among other things, that the fair value of acquired in-process research and development be recorded on the balance sheet regardless of the likelihood of success of the related product or technology as of the completion of the acquisition.  The process for estimating the fair values of acquired in-process research and development requires the use of significant estimates and assumptions, including estimating future cash flows, developing appropriate discount rates, estimating the costs, timing and probability of success to complete in-process projects and projecting regulatory approvals. The establishment of the fair value of the consideration for an acquisition, and the allocation to identifiable assets requires the extensive use of accounting estimates and management judgment.  We believe the fair values assigned to the assets acquired were based on reasonable estimates and assumptions based on data available at the time of the acquisition.

Acquisition of Divested Products from the Watson/Actavis Merger:
As a result of the merger of Watson and Actavis, Par acquired on November 6, 2012, the U.S. marketing rights to five generic products that were marketed by Watson or Actavis, as well as eight Abbreviated New Drug Applications awaiting regulatory approval and a generic product in late-stage development for $110,000 thousand. Par also acquired a number of supply agreements each with a term of three years. The purchase price was paid in cash and funded from our cash on hand.
The acquisition was accounted for as a business combination and a bargain purchase under FASB ASC 805 Business Combinations. The purchase price of the acquisition was allocated to the assets acquired, with the excess of the fair value of assets acquired over the purchase price recorded as a gain. The gain was mainly attributed to the FTC mandated divestiture of products by Watson and Actavis in conjunction with the approval of the related merger. ASC 805 requires, among other things, that the fair value of acquired IPR&D be recorded on the balance sheet regardless of the likelihood of success of the related product or technology as of the completion of the acquisition.  The process for estimating the fair values of IPR&D requires the use of significant estimates and assumptions, including estimating future cash flows, developing appropriate discount rates, estimating the costs, timing and probability of success to complete in-process projects and projecting regulatory approvals. The establishment of the fair value of the consideration for an acquisition, and the allocation to identifiable assets requires the extensive use of accounting estimates and management judgment.  We believe the fair values assigned to the assets acquired are based on reasonable estimates and assumptions based on data currently available.
The five currently marketed generic products were launched into markets with several competitors. Par recognized $13,387 thousand of net sales for the period from September 29, 2012 to December 31, 2012 (Successor). These products had an insignificant impact of net earnings for the period from September 29, 2012 to December 31, 2012 (Successor).
The purchase price of the acquisition was allocated to the net tangible and intangible assets acquired on the basis of estimated fair values, as follows: ($ in thousands):

	Estimated Fair Value	Estimated Useful Life
Intangible asset related to developed products	$101,200	7 years
Intangible asset related to IPR&D products	14,300	Various
Total assets acquired	115,500
Purchase price	110,000
Gain on bargain purchase	$5,500

The tax basis of the acquired assets was $110,000 thousand.

Supplemental Pro forma Information (unaudited)

The following unaudited pro forma information for the years ended December 31, 2012 and December 31, 2011 assumes the acquisition of divested products from the Watson/Actavis merger occurred as of January 1, 2011.  The pro forma information is not necessarily indicative either of the combined results of operations that actually would have been realized had the acquisition been consummated during the periods for which pro forma information is presented, or is it intended to be a projection of future results or trends.

	December 31,	December 31,
(amounts in thousands)	2012	2011

Total revenues	$1,125,461	$1,014,979

Income (loss) from continuing operations	5,364	(26,729)

These amounts have been calculated assuming the five generic products that were currently marketed in the U.S as of the acquisition were being marketed by us since January 1, 2011 and after adjusting for the additional amortization expense that would have been recorded assuming the fair value adjustments to finite-lived intangible assets had been applied on January 1, 2011, together with the consequential tax effects.